CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue, net of sales discounts		$ 94,826,702	$ 108,436,860
Cost of sales		78,048,929	81,164,960
Gross Profit		16,777,773	27,271,900
Selling, general and administrative expense		16,687,401	10,425,050
Net income from operations		90,372	16,846,850
Other income, net		202,715	171,078
Change in fair value of derivative liabilities		(207,064,488)	0
Equity in net earnings from investment in joint venture		245,808
(Loss) income before taxes		(206,525,593)	17,017,928
Income tax benefit		2,021,265
Net Income		$ (204,504,328)	$ 17,017,928
Basic and diluted (loss)/earnings per share
Basic		$ (5.44)	$ 0.46
Diluted		$ (5.44)	$ 0.46
Basic and diluted weighted-average number of shares
Basic	[1]	37,575,074	37,347,350
Diluted	[1]	37,575,074	37,347,350

[1]	Retroactively restated for the three months ending March 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.